Lease	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Lease
15.	Leases

(1)	Group as a lessee
1)     Details of the
right-of-use
assets as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2021
Land, buildings and structures	￦	1,546,918	1,392,925
Others		239,211	166,408

	￦	1,786,129	1,559,333

2)     Details of amounts recognized in the consolidated statements of income for the years ended December 31, 2022, 2021 and 2020 as a lessee are as follows:

(In millions of won)	2022		2021(*)	2020(*)
Depreciation of right-of-use assets(*):
Land, buildings and structures	￦	346,499	338,304	347,166
Others		57,295	95,666	89,065

	￦	403,794	433,970	436,231

Interest expense on lease liabilities	￦	29,996	23,998	22,976

(*)	Includes amounts related to discontinued operations.
Expenses related to short-term leases and leases of
low-value
assets the Group recognized are immaterial.

3)
The total cash outflows due to lease payments for the years ended December 31, 2022, 2021 and 2020 amounted to ￦449,196 million, ￦484,879 million and ￦459,132 million, respectively. The amounts for the years ended December 31, 2021 and 2020 include cash flows from discontinued operations.

(2)	Group as a lessor
1)     Finance lease
The Group recognized interest income of ￦910 million, ￦2,053 million and ￦2,223 million on lease receivables for the years ended December 31, 2022, 2021 and 2020, respectively, The amounts for the years ended December 31, 2021 and 2020 include profit or loss from discontinued operations.

The following table sets out a maturity analysis for lease receivables, presenting the undiscounted lease payments to be received subsequent to December 31, 2022.

(In millions of won)
	Amount
Less than 1 year	￦	11,079
1 ~ 2 years		3,707
2 ~ 3 years		2,062
3 ~ 4 years		509
4 ~ 5 years		231

Undiscounted lease payments	￦	17,588

Unrealized finance income		449
Net investment in the lease		17,139
2)     Operating lease
The Group recognized lease income of ￦246,279 million, ￦230,140 million and ￦238,545 million for the years ended December 31, 2022, 2021 and 2020, respectively, of which variable lease payments received are ￦8,622 million, ￦17,686 million and ￦21,715 million, respectively.
The following table sets out a maturity analysis of lease payments, presenting the undiscounted fixed payments to be received subsequent to December 31, 2022.

(In millions of won)
	Amount
Less than 1 year	￦	239,174
1 ~ 2 years		132,802
2 ~ 3 years		60,808
3 ~ 4 years		9,424
4 ~ 5 years		3,520
More than 5 years		1,706

	￦	447,434